AB Municipal Income Fund II

AB Massachusetts Portfolio

Portfolio of Investments

February 28, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.7%
Long-Term Municipal Bonds – 95.3%
Massachusetts – 80.7%
City of Quincy MA Series 2022-A 5.00%, 06/01/2047(a)	$3,060	$4,328,210
Commonwealth of Massachusetts Series 2015-A 5.00%, 07/01/2035	10,000	11,187,137
Series 2018-A 5.00%, 01/01/2042	5,000	5,857,627
Series 2022-B 4.00%, 02/01/2040-02/01/2042	7,000	8,126,150
CIFGNA Series 2007-A 0.782% (LIBOR 3 Month + 0.57%), 05/01/2037(b)	3,000	2,927,147
Commonwealth of Massachusetts Transportation Fund Revenue Series 2019 5.00%, 06/01/2049	2,500	2,964,245
Marthas Vineyard Land Bank Series 2014 5.00%, 05/01/2031	1,000	1,096,569
Massachusetts Clean Water Trust (The) Series 2020 5.00%, 08/01/2031	2,680	3,364,090
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2021-2 5.00%, 02/01/2040	3,000	3,733,656
Massachusetts Development Finance Agency Series 2012-A 5.00%, 07/01/2027 (Pre-refunded/ETM)	1,720	1,745,043
5.00%, 07/01/2032 (Pre-refunded/ETM)	2,260	2,292,906
5.25%, 07/01/2042 (Pre-refunded/ETM)	1,330	1,350,461
Massachusetts Development Finance Agency (Atrius Health Obligated Group) Series 2019-A 5.00%, 06/01/2039	1,400	1,666,483
Massachusetts Development Finance Agency (Baystate Medical Obligated Group) Series 2014-N 5.00%, 07/01/2044	7,000	7,489,693
Massachusetts Development Finance Agency (Beth Israel Lahey Health Obligated Group) Series 2018-J 5.00%, 07/01/2053	5,000	5,816,027
Series 2019 5.00%, 07/01/2026	1,000	1,145,817
Massachusetts Development Finance Agency (Boston Medical Center Corp. Obligated Group) Series 2015-D 5.00%, 07/01/2044	3,755	4,131,977
Massachusetts Development Finance Agency (Brandeis University) Series 2019-S 5.00%, 10/01/2035-10/01/2039	4,915	5,885,822

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Children’s Hospital Corp. Obligated Group (The)) Series 2014-P 5.00%, 10/01/2034 (Pre-refunded/ETM)	$1,055	$1,153,163
Massachusetts Development Finance Agency (Emerson College) Series 2016-A 5.00%, 01/01/2034-01/01/2036	2,435	2,728,323
5.25%, 01/01/2042	1,000	1,124,378
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2031-10/01/2034	4,100	4,612,309
Massachusetts Development Finance Agency (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051	1,000	1,101,703
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.) Series 2013-E 5.00%, 11/01/2038	5,000	5,318,538
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2030-07/01/2050	3,580	3,738,019
Massachusetts Development Finance Agency (Lesley University) Series 2016 5.00%, 07/01/2039	2,055	2,329,645
Massachusetts Development Finance Agency (MCPHS University) Series 2013-F 4.00%, 07/01/2032	1,000	1,031,852
Massachusetts Development Finance Agency (Merrimack College) Series 2021-B 4.00%, 07/01/2050	1,825	1,966,073
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2047(c)	2,000	2,137,330
Massachusetts Development Finance Agency (President & Fellows of Harvard College) Series 2016-A 5.00%, 07/15/2036-07/15/2040	6,100	8,241,633
Massachusetts Development Finance Agency (Simmons University) Series 2018-L 5.00%, 10/01/2034-10/01/2035	3,980	4,637,814
Series 2020-M 4.00%, 10/01/2050	2,500	2,664,105
Massachusetts Development Finance Agency (South Shore Hospital, Inc. Obligated Group) Series 2016-I 4.00%, 07/01/2036	2,000	2,154,177
5.00%, 07/01/2041	2,500	2,820,417

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Southcoast Health System Obligated Group) Series 2021-G 5.00%, 07/01/2050	$1,500	$1,825,397
Massachusetts Development Finance Agency (Springfield College) Series 2021 4.00%, 06/01/2056	3,000	3,119,265
Series 2021-B 4.00%, 06/01/2050	1,000	1,047,066
Massachusetts Development Finance Agency (Suffolk University) Series 2017 5.00%, 07/01/2033	1,250	1,424,144
Series 2020-A 4.00%, 07/01/2045	1,400	1,496,752
Series 2021 4.00%, 07/01/2046-07/01/2051	2,270	2,432,891
Massachusetts Development Finance Agency (Trustees of Boston College) Series 2017-T 5.00%, 07/01/2037	1,000	1,164,838
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	1,500	1,702,651
Massachusetts Development Finance Agency (Wellforce Obligated Group) AGM Series 2019-A 5.00%, 07/01/2038-07/01/2044	4,000	4,643,282
Massachusetts Development Finance Agency (Woods Hole Oceanographic Institution State Lease) Series 2018 5.00%, 06/01/2048	3,000	3,548,826
Massachusetts Port Authority Series 2012-B 5.00%, 07/01/2032 (Pre-refunded/ETM)	1,430	1,450,821
Series 2017-A 5.00%, 07/01/2022 (Pre-refunded/ETM)	2,000	2,028,108
Series 2019-A 5.00%, 07/01/2032	4,685	5,596,383
Series 2019-C 5.00%, 07/01/2049	1,000	1,167,042
Series 2021-E 5.00%, 07/01/2037	2,250	2,751,645
Massachusetts School Building Authority Series 2013-A 5.00%, 05/15/2032 (Pre-refunded/ETM)	2,500	2,621,600
Series 2015-B 5.00%, 01/15/2030 (Pre-refunded/ETM)	3,770	4,164,363
Massachusetts Water Resources Authority Series 2016-C 5.00%, 08/01/2033 (Pre-refunded/ETM)	5,500	6,341,198
Town of Weymouth MA Series 2021 2.00%, 09/15/2045	2,000	1,662,994

	Principal Amount (000)	U.S. $ Value

University of Massachusetts Building Authority Series 2014-1 5.00%, 11/01/2044 (Pre-refunded/ETM)	$2,000	$2,195,259
University of Massachusetts Building Authority (University of Massachusetts) Series 2017 5.00%, 11/01/2034	2,500	2,946,089
Series 2020 3.013%, 11/01/2043	2,000	2,036,232

		180,235,385

Alabama – 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019-A 5.25%, 05/01/2044(c)	415	441,958

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2018 7.125%, 09/01/2038(c)	395	495,748

Arizona – 2.2%
Arizona Sports & Tourism Authority Series 2012-A 5.00%, 07/01/2029	4,065	4,112,694
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.00%, 12/01/2037	660	840,216

		4,952,910

California – 0.4%
Golden State Tobacco Securitization Corp. Series 2018-A 5.00%, 06/01/2047 (Pre-refunded/ETM)	875	884,624

Colorado – 0.5%
City & County of Denver CO (United Airlines, Inc.) Series 2017 5.00%, 10/01/2032	1,000	1,039,198

Connecticut – 0.5%
State of Connecticut Series 2015-F 5.00%, 11/15/2032	1,000	1,118,685

Florida – 1.5%
County of Miami-Dade FL Aviation Revenue Series 2014 5.00%, 10/01/2027	3,000	3,249,648

	Principal Amount (000)	U.S. $ Value

Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056(a)	$100	$97,353

		3,347,001

Guam – 2.6%
Antonio B Won Pat International Airport Authority Series 2021-A 4.46%, 10/01/2043	535	531,694
Guam Government Waterworks Authority Series 2017 5.00%, 07/01/2040	1,525	1,720,452
Guam Power Authority Series 2017-A 5.00%, 10/01/2036-10/01/2040	1,770	1,969,284
Territory of Guam Series 2019 5.00%, 11/15/2031	230	255,397
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	1,255	1,341,654

		5,818,481

Illinois – 0.9%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	650	738,574
Illinois Finance Authority Series 2015 5.00%, 05/15/2037 (Pre-refunded/ETM)	1,050	1,163,330
Village of Bolingbrook IL (Village of Bolingbrook IL) Series 2005 6.25%, 01/01/2024	201	196,960

		2,098,864

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(c)	270	222,626

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	90	101,898

New Jersey – 0.6%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	1,170	1,326,996

North Carolina – 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.) Series 2015 4.70%, 07/01/2037	540	561,042

	Principal Amount (000)	U.S. $ Value

North Carolina Turnpike Authority Series 2017 5.00%, 01/01/2032	$1,000	$1,130,545

		1,691,587

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016-A 4.375%, 06/01/2033	600	603,285

Pennsylvania – 1.1%
City of Philadelphia PA AGM Series 2017-A 5.00%, 08/01/2033	1,000	1,163,775
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	1,140	1,255,882

		2,419,657

Puerto Rico – 1.3%
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	240	248,317
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	100	103,779
AGC Series 2007-N 5.25%, 07/01/2034-07/01/2036	490	511,504
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	640	660,800
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	238	199,089
Series 2019-A 4.329%, 07/01/2040	180	196,656
4.55%, 07/01/2040	22	24,317
5.00%, 07/01/2058	815	911,946

		2,856,408

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(c)	310	321,770

Texas – 0.7%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(c)	540	567,796

	Principal Amount (000)	U.S. $ Value

North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	$1,000	$1,089,484

		1,657,280

Wisconsin – 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-B 5.00%, 12/01/2025	1,000	1,117,740

Total Long-Term Municipal Bonds (cost $207,039,001)		212,752,101

Short-Term Municipal Notes – 3.4%
Massachusetts – 3.4%
Massachusetts Health & Educational Facilities Authority (Mass General Brigham, Inc.) Series 2011 0.19%, 07/01/2040(d)	2,975	2,975,000
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series 2010-A 0.15%, 01/01/2037(d)	4,550	4,550,000

Total Short-Term Municipal Notes (cost $7,525,000)		7,525,000

Total Municipal Obligations (cost $214,564,001)		220,277,101

	Shares

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $5,910,046)	5,910,046	5,910,046

Total Investments – 101.3% (cost $220,474,047)(h)		226,187,147
Other assets less liabilities – (1.3)%		(2,868,210)

Net Assets – 100.0%		$223,318,937

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,325	01/15/2025	2.565%	CPI#	Maturity	$107,172	$—	$107,172
USD	663	01/15/2025	2.613%	CPI#	Maturity	52,324	—	52,324
USD	662	01/15/2025	2.585%	CPI#	Maturity	52,998	—	52,998
USD	510	01/15/2025	4.028%	CPI#	Maturity	9,755	—	9,755
USD	4,180	01/15/2026	CPI#	3.765%	Maturity	(79,145)	—	(79,145)
USD	2,060	01/15/2027	CPI#	3.466%	Maturity	(53,493)	(2,737)	(50,756)
USD	2,050	01/15/2027	CPI#	3.320%	Maturity	(72,891)	—	(72,891)
USD	1,660	01/15/2027	CPI#	3.323%	Maturity	(58,698)	—	(58,698)
USD	5,260	01/15/2028	1.230%	CPI#	Maturity	953,793	—	953,793
USD	3,970	01/15/2028	0.735%	CPI#	Maturity	873,189	—	873,189
USD	3,900	01/15/2029	CPI#	3.390%	Maturity	(47,685)	—	(47,685)
USD	1,250	01/15/2029	CPI#	3.331%	Maturity	(21,940)	—	(21,940)
USD	870	01/15/2030	1.572%	CPI#	Maturity	152,273	—	152,273
USD	870	01/15/2030	1.587%	CPI#	Maturity	150,951	—	150,951
USD	1,300	01/15/2031	2.782%	CPI#	Maturity	77,667	—	77,667
USD	1,130	01/15/2031	2.680%	CPI#	Maturity	80,196	—	80,196
USD	1,000	01/15/2031	2.989%	CPI#	Maturity	36,707	—	36,707
USD	1,000	01/15/2032	CPI#	3.064%	Maturity	(20,558)	—	(20,558)
USD	950	04/15/2032	CPI#	2.909%	Maturity	(33,710)	—	(33,710)

						$2,158,905	$ (2,737)	$2,161,642

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,250	01/15/2028	1.092%	3 Month LIBOR	Semi-Annual/ Quarterly	$177,184	$—	$177,184
USD	3,750	01/15/2028	1.117%	3 Month LIBOR	Semi-Annual/ Quarterly	150,954	—	150,954
USD	2,450	01/15/2028	1.208%	3 Month LIBOR	Semi-Annual/ Quarterly	85,748	—	85,748
USD	2,500	01/15/2031	1.270%	3 Month LIBOR	Semi-Annual/ Quarterly	127,748	—	127,748
USD	2,100	01/15/2031	1.427%	3 Month LIBOR	Semi-Annual/ Quarterly	79,562	—	79,562
USD	2,000	01/15/2031	1.241%	3 Month LIBOR	Semi-Annual/ Quarterly	110,976	—	110,976
USD	8,000	04/15/2032	1 Day SOFR	1.756%	Annual	83,657	—	83,657
USD	2,750	04/15/2032	1.280%	1 Day SOFR	Annual	89,765	—	89,765
USD	1,350	04/15/2032	1.284%	1 Day SOFR	Annual	43,612	—	43,612
USD	4,150	04/01/2039	0.834%	3 Month LIBOR	Semi-Annual/ Quarterly	731,557	—	731,557
USD	3,000	04/01/2039	0.780%	3 Month LIBOR	Semi-Annual/ Quarterly	553,262	(109)	553,371
USD	3,000	04/01/2039	0.930%	3 Month LIBOR	Semi-Annual/ Quarterly	485,009	—	485,009

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,550	04/01/2039	1.442%	3 Month LIBOR	Semi-Annual/ Quarterly	$129,819	$—	$129,819
USD	3,100	02/15/2041	3 Month LIBOR	1.919%	Quarterly/ Semi-Annual	(66,705)	—	(66,705)
USD	2,500	02/15/2041	1 Day SOFR	1.770%	Annual	12,616	—	12,616
USD	2,300	02/15/2041	1 Day SOFR	1.813%	Annual	28,421	—	28,421
USD	1,400	02/15/2041	1 Day SOFR	1.697%	Annual	(9,654)	—	(9,654)
USD	250	02/15/2041	1 Day SOFR	1.715%	Annual	(967)	—	(967)
USD	4,000	04/01/2044	3 Month LIBOR	3.081%	Quarterly/ Semi-Annual	808,044	—	808,044

						$3,620,608	$(109)	$3,620,717

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	3,025	10/09/2029	1.125%	SIFMA*	Quarterly	$96,797	$—	$96,797

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2022.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2022, the aggregate market value of these securities amounted to $4,187,228 or 1.9% of net assets.

(d)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)

As of February 28, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,710,660 and gross unrealized depreciation of investments was $(3,118,404), resulting in net unrealized appreciation of $11,592,256.

As of February 28, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CIFG – CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

AB Municipal Income Fund II

AB Massachusetts Portfolio

February 28, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 28, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$212,752,101	$—	$212,752,101
Short-Term Municipal Notes	—	7,525,000	—	7,525,000
Short-Term Investments	5,910,046	—	—	5,910,046

Total Investments in Securities	5,910,046	220,277,101	—	226,187,147
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	2,547,025	—	2,547,025
Centrally Cleared Interest Rate Swaps	—	3,697,934	—	3,697,934
Interest Rate Swaps	—	96,797	—	96,797
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(388,120)	—	(388,120)
Centrally Cleared Interest Rate Swaps	—	(77,326)	—	(77,326)

Total	$5,910,046	$226,153,411	$—	$232,063,457

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended February 28, 2022 is as follows:

Portfolio	Market Value 05/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$8,323	$47,144	$49,557	$5,910	$1